Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,259,839.27

Principal:
Principal Collections	$20,483,642.65
Prepayments in Full	$11,932,206.46
Liquidation Proceeds	$639,041.26
Recoveries	$478.85
Sub Total	$33,055,369.22
Collections	$36,315,208.49

Purchase Amounts:
Purchase Amounts Related to Principal	$194,501.73
Purchase Amounts Related to Interest	$1,000.87
Sub Total	$195,502.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,510,711.09

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,510,711.09
Servicing Fee	$708,436.32	$708,436.32	$0.00	$0.00	$35,802,274.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,802,274.77
Interest - Class A-2 Notes	$63,381.14	$63,381.14	$0.00	$0.00	$35,738,893.63
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$35,546,072.80
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$35,476,620.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,476,620.30
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$35,438,794.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,438,794.88
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$35,408,976.88
Third Priority Principal Payment	$267,538.18	$267,538.18	$0.00	$0.00	$35,141,438.70
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$35,100,658.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,100,658.20
Regular Principal Payment	$31,790,492.29	$31,790,492.29	$0.00	$0.00	$3,310,165.91
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,310,165.91
Residuel Released to Depositor	$0.00	$3,310,165.91	$0.00	$0.00	$0.00
Total		$36,510,711.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$267,538.18
Regular Principal Payment					$31,790,492.29
Total					$32,058,030.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,058,030.47	$77.19	$63,381.14	$0.15	$32,121,411.61	$77.34
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$32,058,030.47	$23.89	$434,078.39	$0.32	$32,492,108.86	$24.21

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$200,150,960.83	0.4819431	$168,092,930.36	0.4047506
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$819,790,960.83	0.6108543	$787,732,930.36	0.5869668

Pool Information
Weighted Average APR	4.341%	4.333%
Weighted Average Remaining Term	46.28	45.44
Number of Receivables Outstanding	43,696	42,728
Pool Balance	$850,123,578.35	$816,501,679.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$825,775,781.60	$793,213,422.65
Pool Factor	0.6281361	0.6032937

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$12,247,525.20
Yield Supplement Overcollateralization Amount	$23,288,257.03
Targeted Overcollateralization Amount	$28,768,749.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,768,749.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		142	$372,506.57
(Recoveries)		19	$478.85
Net Losses for Current Collection Period			$372,027.72
Cumulative Net Losses Last Collection Period			$1,962,333.82
Cumulative Net Losses for all Collection Periods			$2,334,361.54

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.20%	478	$9,825,904.52
61-90 Days Delinquent	0.19%	65	$1,525,871.55
91-120 Days Delinquent	0.03%	11	$262,621.33
Over 120 Days Delinquent	0.04%	15	$346,984.96
Total Delinquent Receivables	1.46%	569	$11,961,382.36

Repossession Inventory:
Repossessed in the Current Collection Period		34	$696,730.26
Total Repossessed Inventory		41	$1,010,807.97

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4672%
Preceding Collection Period			0.2669%
Current Collection Period			0.5357%
Three Month Average			0.4233%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1499%
Preceding Collection Period			0.1762%
Current Collection Period			0.2130%
Three Month Average			0.1797%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer